Investment Strategy - Alpha Architect US Equity Growth ETF	Nov. 16, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (“Alpha Architect” or the “Sub-Adviser”). The Fund invests primarily in a group of large-capitalization U.S. companies exhibiting growth characteristics across market sectors and industry groups or ETFs that provide similar exposure to U.S. companies. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the equity securities of U.S. companies. The Sub-Adviser defines U.S. companies as companies whose securities are traded principally in the United States or that have their principal place of business in the United States.
The Fund’s investment universe typically starts with publicly traded U.S. equity securities, including common and preferred stocks selected from the largest approximately 500 U.S. growth companies. The Sub-Adviser determines whether a company is a growth company by evaluating metrics such as the company’s three-year sales-per-share growth rate, the ratio of the three-year net change in earnings-per-share to current price, and momentum (defined as the cumulative total returns over the past twelve months, excluding the most recent month).
The Sub-Adviser generally applies a weighting process that is designed to favor those companies with higher market capitalizations relative to the other companies in the investment universe, while still limiting excessive concentration in individual holdings. Market capitalization is derived by multiplying the number of outstanding shares by the market price of each share.
The Fund’s investments in other ETFs may be selected for their ability to represent companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap growth companies), or based on factors such as their risk adjusted return, alpha, style (e.g., growth), or other factors that help the Fund achieve broad exposure across U.S. equities. The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser). The Fund may also invest in options that provide exposure to the broad U.S. growth market.
Although the Fund seeks investments across a broad array of sectors and companies, from time to time, based on market conditions and portfolio positioning, the Fund’s investment strategy may emphasize exposure to particular sectors. Additionally, while the Fund will primarily have exposure to large-capitalization U.S. companies, it may also include small or mid-capitalization exposure. The Fund’s strategy may include frequent trading resulting in increased transactional costs.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the equity securities of U.S. companies.